S000057727 [Member] Investment Strategy - Morningstar U.S. Equity Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities of U.S.-based companies, and may invest up to 100% of its assets in such securities. Equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. The Fund defines U.S.-based companies as companies that have their principal place of business in the United States. The Fund seeks to provide broad U.S. equity exposure across market capitalizations and investment styles and has the flexibility to invest in large‑cap, mid‑cap, and small‑cap common stocks across the growth and value style spectrum. The Fund may use quantitative models to select equity securities based on certain shared characteristics as determined by the Fund’s adviser. The Fund may also invest in master limited partnerships and non‑U.S. companies. To meet its objective, the Fund may invest in open- and closed-end investment companies and exchange-traded funds (“ETFs”). The Fund may invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser, in its discretion, may manage assets directly by investing in open- and closed-end investment companies, ETFs and individual securities or allocate assets to one or more subadvisers (collectively “Allocation Decisions”). The adviser and each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar, as the Fund’s adviser, is responsible for selecting the investment strategies and making Allocation Decisions, with the goal of maximizing return in the context of pursuing the Fund’s investment objective with a prudent level of risk for the strategy. At times, Morningstar may manage a significant portion of the Fund’s assets directly. Morningstar may change subadvisers, subject to the oversight of the board of trustees, and sell holdings at any time.